Note 27 - Cash Flow Disclosures - Cash Flow Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Inventories	$ (804,415)	$ 244,720	$ 936,402
Receivables and prepayments and Current tax assets	(6,662)	70,874	60,009
Trade receivables	(259,375)	146,824	828,265
Other liabilities	4,226	(79,046)	(123,904)
Customer advances	17,039	(95,112)	1,171
Trade payables	193,905	59,939	(327,958)
	(855,282)	348,199	1,373,985
Income tax accruals less payments
Tax accrued	(17,136)	41,441	244,505
Taxes paid	(176,853)	(169,520)	(335,585)
	(193,989)	(128,079)	(91,080)
Interest accruals less payments, net
Interest accrued	(20,534)	(43,872)	(11,517)
Interest received	50,001	60,163	56,835
Interest paid	(17,917)	(18,858)	(18,696)
	11,550	(2,567)	26,622
Cash at banks, liquidity funds and short - term investments	330,221	399,900	286,547
Bank overdrafts	(131)	(1,320)	(349)
	$ 330,090	$ 398,580	$ 286,198	$ 416,445